Inventories	9 Months Ended
Sep. 30, 2014
Inventory Disclosure [Abstract]
Inventories

10. INVENTORIES

Inventories as of September 30, 2014 and December 31, 2013 consist of the following (in millions):

	September 30, 2014	December 31, 2013
Raw materials	$2,062	$1,956
Work-in-process	992	949
Finished goods	5,425	4,505

Total inventories	$8,479	$7,410